Non-trading securities (Tables)	12 Months Ended
Mar. 31, 2017
Non-trading securities
Non-trading securities reconciliation

	Millions of yen
	March 31, 2016
	Cost and/or amortized cost	Unrealized gains and losses		Fair value
		Gross unrealized gains	Gross unrealized losses
Japanese government, agency and municipal securities	¥93,982	¥5,708	¥440	¥99,250
Foreign government, agency and municipal securities	32,901	3,394	261	36,034
Corporate bonds	119,728	9,022	712	128,038
Equity securities	42,132	24,101	233	66,000

Total	¥288,743	¥42,225	¥1,646	¥329,322

	Millions of yen
	March 31, 2017
	Cost and/or amortized cost	Unrealized gains and losses		Fair value
		Gross unrealized gains	Gross unrealized losses
Japanese government, agency and municipal securities	¥89,851	¥3,953	¥585	¥93,219
Foreign government, agency and municipal securities	¥25,326	¥2,434	¥198	¥27,562
Corporate bonds	117,140	6,942	930	123,152
Equity securities	42,947	21,826	22	64,751

Total	¥275,264	¥35,155	¥1,735	¥308,684

Fair value of residual contractual maturity of non-trading debt securities

	Millions of yen
	March 31, 2017
		Years to maturity
	Total	Less than 1 year	1 to 5 years	5 to 10 years	More than 10 years
Non-trading debt securities	¥243,933	¥43,950	¥120,059	¥59,020	¥20,904

Fair value and gross unrealized losses of non-trading securities

	Millions of yen
	March 31, 2016
	Less than 12 months		More than 12 months		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Japanese government, agency and municipal securities	¥12,835	¥437	¥13,673	¥3	¥26,508	¥440
Foreign government, agency and municipal securities	6,911	261	—	—	6,911	261
Corporate bonds	20,471	712	—	—	20,471	712
Equity securities	4,113	233	—	—	4,113	233

Total	¥44,330	¥1,643	¥13,673	¥3	¥58,003	¥1,646

	Millions of yen
	March 31, 2017
	Less than 12 months		More than 12 months		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Japanese government, agency and municipal securities	¥27,318	¥585	¥0	¥0	¥27,318	¥585
Foreign government, agency and municipal securities	3,366	198	—	—	3,366	198
Corporate bonds	28,398	930	—	—	28,398	930
Equity securities	1,394	22	—	—	1,394	22

Total	¥60,476	¥1,735	¥0	¥0	¥60,476	¥1,735